Product Sales (Tables)	12 Months Ended
Jun. 29, 2014
Schedule of Product Sales

Sales by product group were as follows (thousands of dollars and percent of total net sales):

	2014		2013		2012
	Net Sales	%	Net Sales	%	Net Sales	%
Keys & Locksets	$115,379	33%	$102,157	34%	$98,972	35%
Power Access	60,141	17%	56,443	19%	62,730	23%
Driver Controls	53,729	16%	51,032	17%	41,733	15%
Aftermarket & OE Service	49,586	14%	36,487	12%	35,723	13%
Door Handles & Exterior Trim	48,034	14%	37,225	13%	31,011	11%
Latches	14,664	4%	9,385	3%	3,159	1%
Other	6,886	2%	5,450	2%	5,906	2%
	$348,419	100%	$298,179	100%	$279,234	100%